UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   1/31/13

Item 1.  Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund
January 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 0.58%
Diversified Companies - 0.58%
Berkshire Hathaway, Inc. - Class B *	30,000	$ 2,907,900
Total Common Stock (cost $2,779,958)		2,907,900

Bond Funds - 2.56%
PIMCO Enhanced Short Maturity ETF	125,000	12,687,500
Total Bond Funds (cost $12,697,812)		12,687,500

Equity Funds - 95.25%
Commodity Funds - 1.62%
PowerShares DB Gold Fund *	60,000	3,418,200
PowerShares DB Precious Metals Fund *	70,000	4,001,900
United States Commodity Index Fund *	10,000	600,300
		8,020,400
Emerging Markets - 8.00%
EGShares Emerging Markets Consumer ETF	35,000	941,850
iShares MSCI Emerging Markets Index Fund	370,000	16,361,400
iShares S&P Asia 50 Index Fund	30,000	1,422,600
iShares S&P Latin America 40 Index Fund	50,000	2,274,500
SPDR S&P BRIC 40 ETF	100,000	2,509,000
SPDR S&P China ETF	40,000	3,039,600
SPDR S&P Emerging Asia Pacific ETF	110,000	8,686,700
Vanguard FTSE Emerging Markets ETF	100,000	4,456,000
		39,691,650
International Equity - 13.90%
iShares MSCI ACWI ex US Index Fund	175,000	7,535,500
iShares MSCI Canada Index Fund	130,000	3,753,100
iShares MSCI EAFE Index Fund	300,000	17,694,000
iShares MSCI Germany Index Fund	372,000	9,564,120
iShares MSCI Pacific ex-Japan Index Fund	160,000	7,806,400
iShares S&P Global 100 Index Fund	295,000	19,824,000
Vanguard FTSE All-World ex-US ETF	60,000	2,811,600
		68,988,720
Large Cap Blend - 16.47%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	20,000	3,717,768
iShares S&P 100 Index Fund	65,000	4,395,300
iShares Russell 3000 Index Fund	50,000	4,461,000
SPDR S&P 500 ETF Trust	248,000	37,125,600
Vanguard Large-Cap ETF	250,000	17,152,500
Vanguard Mega Cap ETF	10,000	512,600
Vanguard Total Stock Market ETF	186,000	14,368,500
		81,733,268
AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value

Large Cap Growth - 9.12%
iShares Russell 1000 Growth Index Fund	335,000	$ 22,867,100
PowerShares QQQ Trust Series 1	335,000	22,408,150
		45,275,250
Large Cap Value - 14.33%
iShares High Dividend Equity Fund	142,000	8,808,260
iShares Morningstar Large Value Index Fund	60,000	4,081,080
iShares Russell 1000 Value Index Fund	10,000	774,700
RevenueShares Large Cap Fund	285,000	8,168,100
SPDR Dow Jones Industrial Average ETF Trust	70,000	9,688,700
Vanguard Dividend Appreciation ETF	550,000	34,705,000
Vanguard Value ETF	78,000	4,878,120
		71,103,960
Mid Cap Blend - 5.89%
iShares Core S&P Mid-Cap ETF	60,000	6,549,600
SPDR S&P MidCap 400 ETF Trust	75,000	14,914,500
Vanguard Extended Market ETF	120,000	7,753,200
		29,217,300
Mid Cap Growth - 1.97%
iShares Russell Midcap Growth Index Fund	147,000	9,799,020

Small Cap Blend - 5.32%
iShares Russell 2000 Index Fund	160,000	14,339,200
Vanguard Small-Cap ETF	140,000	12,045,600
		26,384,800
Specialty - 18.63%
FlexShares Global Upstream Natural Resources Index Fund	40,000	1,458,400
iShares Dow Jones US Pharmaceuticals Index Fund	55,000	5,015,450
iShares Nasdaq Biotechnology Index Fund	50,000	7,279,000
iShares S&P Global Energy Sector Index Fund	10,000	403,500
SPDR Consumer Discretionary Select Sector Fund	30,000	1,503,900
SPDR Consumer Staples Select Sector Fund	150,000	5,530,500
SPDR Energy Select Sector Fund	345,000	26,685,750
SPDR Financial Select Sector Fund	250,000	4,345,000
SPDR Health Care Select Sector Fund	220,000	9,440,200
SPDR S&P Biotech ETF	58,000	5,515,220
SPDR S&P Oil & Gas Equipment & Services ETF	35,000	1,344,350
SPDR S&P Pharmaceuticals ETF	56,000	3,377,920
SPDR Technology Select Sector Fund	700,000	20,580,000
		92,479,190

Total Equity Funds (cost $406,563,843)		472,693,558

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Money Market Funds - 2.16%
Federated Prime Cash Obligations Fund	10,739,855	$ 10,739,855
Total Money Market Funds (cost $10,739,855)		10,739,855

Total Investments (cost $432,781,468) - 100.55% (a)		$ 499,028,813
Other Assets Less Liabilities - Net - (0.55)%		(2,747,061)
NET ASSETS - 100.00%		$ 496,281,752

*Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$433,386,495 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 66,302,722
	Unrealized depreciation:	(660,404)
	Net unrealized appreciation:	$ 65,642,318

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund
January 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 0.52%
Diversified Companies - 0.52%
Berkshire Hathaway, Inc. - Class B *	15,000	$ 1,453,950
Total Common Stock (cost $1,155,374)		1,453,950

Bond Funds - 43.07%
Guggenheim BulletShares 2014 Corporate Bond ETF	190,000	4,052,700
iShares Baa - Ba Rated Corporate Bond Fund	5,000	261,650
iShares Barclays 1-3 Year Credit Bond Fund	106,000	11,193,600
iShares Barclays Credit Bond Fund	150,000	16,842,000
iShares Barclays Intermediate Credit Bond Fund	15,000	1,661,550
iShares Core Total US Bond Market ETF	50,000	5,519,500
iShares Floating Rate Note Fund	425,000	21,517,750
iShares iBoxx $ High Yield Corporate Bond Fund	90,000	8,430,300
iShares iBoxx $ Investment Grade Corporate Bond Fund	69,000	8,239,980
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	40,000	4,162,000
PIMCO Enhanced Short Maturity ETF	138,000	14,007,000
PowerShares Senior Loan Portfolio	335,000	8,421,900
SPDR Barclays High Yield Bond ETF	140,000	5,714,800
SPDR Barclays Intermediate Term Credit Bond ETF	21,000	725,550
SPDR Barclays Short Term Corporate Bond ETF	175,000	5,383,000
Vanguard Intermediate-Term Corporate Bond ETF	64,000	5,557,760
Vanguard Total Bond Market ETF	1,000	83,450
Total Bond Funds (cost $118,694,671)		121,774,490

Equity Funds - 52.81%
Commodity Funds - 1.83%
PowerShares DB Gold Fund *	50,000	2,848,500
PowerShares DB Precious Metals Fund *	25,000	1,429,250
United States Commodity Index Fund *	15,000	900,450
		5,178,200
Emerging Markets - 0.95%
Vanguard FTSE Emerging Markets ETF	60,000	2,673,600

International Equity - 13.43%
iShares MSCI EAFE Index Fund	5,000	294,900
iShares MSCI EMU Index Fund	130,000	4,513,600
iShares MSCI Pacific ex-Japan Index Fund	50,000	2,439,500
iShares S&P Global 100 Index Fund	215,000	14,448,000
PowerShares International Dividend Achievers Portfolio	855,000	14,150,250
Vanguard FTSE All-World ex-US ETF	45,000	2,108,700
		37,954,950

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Large Cap Blend - 6.51%
iShares S&P 100 Index Fund	20,000	$ 1,352,400
SPDR S&P 500 ETF Trust	75,000	11,227,500
Vanguard Large-Cap ETF	85,000	5,831,850
		18,411,750
Large Cap Growth - 2.41%
iShares Russell 1000 Growth Index Fund	41,000	2,798,660
PowerShares QQQ Trust Series 1	60,000	4,013,400
		6,812,060
Large Cap Value - 18.23%
Guggenheim Defensive Equity ETF	47,000	1,430,210
iShares High Dividend Equity Fund	110,000	6,823,300
RevenueShares Large Cap ETF	160,000	4,585,600
SPDR Dow Jones Industrial Average ETF Trust	70,000	9,688,700
SPDR S&P Dividend ETF	15,000	928,500
Vanguard Dividend Appreciation ETF	445,000	28,079,500
		51,535,810
Mid Cap Growth - 0.70%
PowerShares S&P 500 High Quality Portfolio	120,000	1,987,200

Mid Cap Value - 0.32%
iShares Dow Jones Select Dividend Index Fund	15,000	901,500

Small Cap Blend - 0.63%
iShares Russell 2000 Index Fund	20,000	1,792,400

Specialty - 7.80%
Alerian MLP ETF	270,000	4,668,300
iShares Dow Jones US Pharmaceuticals Index Fund	20,000	1,823,800
SPDR Consumer Staples Select Sector Fund	81,000	2,986,470
SPDR Energy Select Sector Fund	80,000	6,188,000
SPDR Health Care Select Sector Fund	70,000	3,003,700
SPDR Technology Select Sector Fund	115,000	3,381,000
		22,051,270

Total Equity Funds (cost $133,364,700)		149,298,740

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
January 31, 2013 (Unaudited)
	Principal ($)	Value

Corporate Bonds - 1.07%
General Electric Capital Corp., 6.00%, due 2/2/46	$ 1,990,000	$ 1,999,444
Wells Fargo & Co., zero coupon, due 3/4/13	1,000,000	1,033,557
Total Corporate Bonds (cost $2,990,000)		3,033,001
	Shares
Money Market Funds - 4.67%
Federated Prime Cash Obligations Fund	13,205,845	13,205,845
Total Money Market Funds (cost $13,205,845)		13,205,845

Total Investments (cost $269,410,590) - 102.14% (a)		$ 288,766,026
Other Assets Less Liabilities - Net - (2.14)%		(6,040,782)
NET ASSETS - 100.00%		$ 282,725,244

*Non-income producing security.
** 144A security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$269,284,704 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 19,566,773
	Unrealized depreciation:	(85,451)
	Net unrealized appreciation:	$ 19,481,322

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund
January 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 3.16%
Diversified Companies - 3.16%
Berkshire Hathaway, Inc. - Class B *	75,000	$ 7,269,750
Total Common Stock (cost $7,080,581)		7,269,750

Bond Funds - 13.27%
iShares Barclays Credit Bond Fund	50,000	5,614,000
iShares iBoxx $ High Yield Corporate Bond Fund	60,000	5,620,200
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	75,000	7,803,750
SPDR Barclays High Yield Bond ETF	35,000	1,428,700
SPDR Barclays Short Term Corporate Bond ETF	300,000	9,228,000
SPDR Barclays Short Term High Yield Bond ETF	28,000	861,280
Total Bond Funds (cost $30,101,930)		30,555,930

Equity Funds - 77.48%
Commodity Funds - 0.74%
PowerShares DB Commodity Index Tracking Fund *	10,000	284,700
PowerShares DB Gold Fund *	10,000	569,700
PowerShares DB Precious Metals Fund *	15,000	857,550
		1,711,950
Emerging Markets - 8.92%
EGShares Emerging Markets Consumer ETF	75,000	2,018,250
EGShares Emerging Markets Domestic Demand ETF	2,900	65,888
iShares Core MSCI Emerging Markets ETF	75,000	3,906,000
iShares MSCI All Country Asia ex Japan Index Fund	75,000	4,535,250
iShares MSCI Emerging Markets Index Fund	125,000	5,527,500
SPDR S&P BRIC 40 ETF	108,000	2,709,720
Vanguard FTSE Emerging Markets ETF	40,000	1,782,400
		20,545,008
International Equity - 8.19%
iShares MSCI ACWI ex U.S. ETF	170,000	7,320,200
iShares MSCI Canada Index Fund	50,000	1,443,500
iShares MSCI EAFE Index Fund	10,000	589,800
iShares MSCI Pacific ex-Japan Index Fund	185,000	9,026,150
Vanguard FTSE All-World ex-US ETF	10,000	468,600
		18,848,250
Large Cap Blend - 20.99%
iShares Core S&P 500 ETF	134,000	20,161,640
Market Vectors Wide Moat ETF	25,000	582,250
SPDR S&P 500 ETF Trust	95,000	14,221,500
Vanguard Large-Cap ETF	110,000	7,547,100
Vanguard Total Stock Market ETF	75,000	5,793,750
		48,306,240
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Large Cap Growth - 5.68%
iShares Russell 1000 Growth Index Fund	50,000	$ 3,413,000
PowerShares QQQ Trust Series 1	80,000	5,351,200
Vanguard Growth ETF	58,000	4,309,980
		13,074,180
Large Cap Value - 14.44%
iShares High Dividend Equity Fund	125,000	7,753,750
iShares Morningstar Large Value Index Fund	60,000	4,081,080
RevenueShares Large Cap Fund	92,000	2,636,720
SPDR Dow Jones Industrial Average ETF Trust	55,000	7,612,550
SPDR S&P Dividend ETF	140,000	8,666,000
Vanguard Value ETF	40,000	2,501,600
		33,251,700
Mid Cap Blend - 8.89%
iShares Core S&P Mid-Cap ETF	10,000	1,091,600
iShares Russell Midcap Index Fund	30,000	3,625,800
SPDR S&P MidCap 400 ETF Trust	60,000	11,931,600
Vanguard Extended Market ETF	25,000	1,615,250
Vanguard Mid-Cap ETF	25,000	2,198,000
		20,462,250
Mid Cap Value - 0.52%
iShares Dow Jones Select Dividend Index Fund	20,000	1,202,000

Small Cap Blend - 3.78%
iShares Russell 2000 Index Fund	50,000	4,481,000
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	10,500	776,160
Vanguard Small-Cap ETF	40,000	3,441,600
		8,698,760
Specialty - 5.33%
iShares S&P Global Energy Sector Index Fund	44,000	1,775,400
PowerShares KBW Regional Banking Portfolio	10,000	291,300
SPDR Energy Select Sector Fund	50,000	3,867,500
SPDR Industrial Select Sector Fund	20,000	801,600
SPDR S&P Biotech ETF	35,000	3,328,150
SPDR Technology Select Sector Fund	75,000	2,205,000
		12,268,950

Total Equity Funds (cost $156,259,523)		178,369,288
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
January 31, 2013 (Unaudited)
	Principal ($)	Value
Corporate Bonds - 5.49%
Alcoa, Inc., 6.75%, due 7/15/18	$ 743,000	$ 849,393
BMC Software, Inc., 7.25%, due 6/1/18	1,650,000	1,951,030
General Electric Capital Corp., 6.00%, due 2/2/46	1,440,000	1,446,834
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	2,492,121
Pitney Bowes, Inc. 5.75%, due 9/15/17	1,600,000	1,697,947
Regency Energy Partners LP, 9.375%, due 6/1/16	875,000	932,969
Ryder System, Inc., 3.60%, due 3/1/16	40,000	41,868
SLM Corp., 5.00%, due 4/15/15	600,000	635,647
Union Pacific Corp., 5.75%, due 11/15/17	739,000	879,055
United States Steel Corp., 7.375%, due 4/1/20	1,200,000	1,275,000
Vodafone Group PLC, 5.625%, due 2/27/17	370,000	431,629
Total Corporate Bonds (cost $11,179,157)		12,633,493
	Shares
Money Market Funds - 4.51%
Federated Prime Cash Obligations Fund	10,371,716	10,371,716
Total Money Market Funds (cost $10,371,716)		10,371,716

Total Investments (cost $214,992,907) - 103.91% (a)		$ 239,200,177
Other Assets Less Liabilities - Net - (3.91)%		(9,003,405)
NET ASSETS - 100.00%		$ 230,196,772

* Non-income producing security.
** 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$215,483,069 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 24,018,220
	Unrealized depreciation:	(301,112)
	Net unrealized appreciation:	$ 23,717,108

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund
January 31, 2013 (Unaudited)
	Shares	Value
Bond Funds - 9.57%
iShares Barclays 1-3 Year Treasury Bond Fund	20,000	$ 1,688,600
iShares Barclays 3-7 Year Treasury Bond Fund	5,000	613,700
iShares iBoxx $ High Yield Corporate Bond Fund	27,000	2,529,090
iShares iBoxx $ Investment Grade Corporate Bond Fund	19,000	2,268,980
iShares JPMorgan USD Emerging Markets Bond Fund	16,000	1,908,640
iShares S&P US Preferred Stock Index Fund	63,000	2,529,450
PIMCO Enhanced Short Maturity ETF	22,000	2,233,000
PowerShares Senior Loan Portfolio	30,000	754,200
SPDR Barclays Short Term High Yield Bond ETF	54,000	1,661,040
Total Bond Funds (cost $16,144,308)		16,186,700

Equity Funds - 88.39%
Commodity Funds - 1.02%
iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	15,000	421,500
PowerShares DB Gold Fund *	8,000	455,760
PowerShares DB Oil Fund *	31,000	850,950
		1,728,210
Emerging Markets - 5.92%
iShares MSCI All Country Asia ex Japan Index Fund	60,000	3,628,200
iShares MSCI Emerging Markets Minimum Volatility Index Fund	30,000	1,826,100
iShares MSCI Emerging Markets Small Cap Index Fund	15,000	736,170
iShares MSCI Poland Investable Market Index Fund	35,000	995,400
iShares MSCI Singapore Index Fund	73,000	1,005,210
iShares MSCI Taiwan Index Fund	77,000	1,031,800
SPDR S&P Emerging Europe ETF	18,000	802,980
		10,025,860
International Equity - 8.00%
iShares MSCI All Country World Minimum Volatility Index Fund	14,000	812,140
iShares MSCI EAFE Index Fund	47,000	2,772,060
iShares MSCI EAFE Minimum Volatility Index Fund	17,000	954,890
iShares MSCI Germany Index Fund	39,000	1,002,690
iShares MSCI Hong Kong Index Fund	35,000	710,150
iShares MSCI Japan Index Fund	398,000	3,968,060
iShares MSCI United Kingdom Index Fund	102,000	1,883,940
WisdomTree Japan Hedged Equity Fund	36,000	1,434,600
		13,538,530
Large Cap Blend - 7.79%
Guggenheim Russell Top 50 Mega Cap ETF	29,500	3,165,350
iShares Core S&P 500 ETF	17,000	2,557,820
iShares Morningstar Large Core Index Fund	49,000	4,270,350
iShares MSCI USA Minimum Volatility Index Fund	33,000	1,006,170
iShares S&P 100 Index Fund	24,000	1,622,880
Vanguard Mega Cap ETF	11,000	563,860
		13,186,430
AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Large Cap Growth - 18.89%
iShares Morningstar Large Growth Index Fund	68,000	$ 5,361,120
iShares Russell 1000 Growth Index Fund	276,000	18,839,760
iShares S&P 500 Growth Index Fund	29,000	2,283,170
Vanguard Mega Cap 300 Growth ETF	95,000	5,481,500
		31,965,550
Large Cap Value - 11.71%
iShares High Dividend Equity Fund	25,000	1,550,750
iShares Morningstar Large Value Index Fund	69,000	4,693,242
iShares Russell 1000 Value Index Fund	87,000	6,739,890
iShares Russell Top 200 Value Index Fund	16,000	529,760
iShares S&P 500 Value Index Fund	68,000	4,808,960
PowerShares S&P 500 Low Volatility Portfolio	28,000	810,600
Vanguard Mega Cap 300 Value ETF	15,000	680,250
		19,813,452
Mid Cap Growth - 3.78%
iShares Russell Midcap Growth Index Fund	96,000	6,399,360

Mid Cap Value - 1.05%
Guggenheim S&P 500 Pure Value ETF	48,000	1,780,320

Small Cap Growth - 1.02%
iShares Russell 2000 Growth Index Fund	17,000	1,727,880

Specialty - 29.21%
Alerian MLP ETF	150,000	2,593,500
Guggenheim S&P 500 Equal Weight Technology ETF	9,000	528,480
iShares Dow Jones US Financial Sector Index Fund	58,000	3,743,320
iShares Dow Jones US Healthcare Providers Index Fund	18,000	1,306,620
iShares Dow Jones US Healthcare Sector Index Fund	38,000	3,411,260
iShares Dow Jones US Industrial Sector Index Fund	13,000	1,010,100
iShares Dow Jones US Insurance Index Fund	53,000	1,891,782
iShares Dow Jones US Medical Devices Index Fund	19,000	1,409,990
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	10,000	701,400
iShares Dow Jones US Oil Equipment & Services Index Fund	13,000	746,070
iShares Dow Jones US Real Estate Index Fund	37,000	2,488,990
iShares Dow Jones US Utilities Sector Index Fund	12,000	1,089,000
iShares S&P Global Energy Sector Index Fund	69,000	2,784,150
iShares S&P Global Healthcare Sector Index Fund	22,000	1,520,200
iShares S&P Global Industrials Sector Index Fund	15,000	861,750
iShares S&P Global Technology Sector Index Fund	80,000	5,452,000
iShares S&P North American Technology Sector Index Fund	17,000	1,195,100
iShares S&P North American Technology-Multimedia Networking Index Fund	45,000	1,339,200
iShares S&P North American Technology-Software Index Fund	76,000	5,071,480
Market Vectors Gold Miners ETF	75,000	3,121,500
AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Specialty - 29.21% (continued)
ProShares Short S&P500 *	50,000	$ 1,615,500
SPDR Energy Select Sector Fund	37,000	2,861,950
SPDR S&P Capital Markets ETF	29,000	1,100,260
SPDR S&P Regional Banking ETF	53,000	1,580,990
		49,424,592

Total Equity Funds (cost $132,658,930)		149,590,184

Money Market Funds - 2.13%
Federated Prime Cash Obligations Fund	3,604,566	3,604,566
Total Money Market Funds (cost $3,604,566)		3,604,566

Total Investments (cost $152,407,804) - 100.09% (a)		$ 169,381,450
Other Assets Less Liabilities - Net - (0.09)%		(146,722)
NET ASSETS - 100.00%		$ 169,234,728

*Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$152,834,064 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 17,412,452
Unrealized depreciation:		(865,066)
Net unrealized appreciation:		$ 16,547,386

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund
January 31, 2013 (Unaudited)
	Shares	Value
Bond Funds - 21.20%
iShares Barclays 1-3 Year Credit Bond Fund	33,000	$ 3,484,800
iShares Barclays 1-3 Year Treasury Bond Fund	79,000	6,669,970
iShares Barclays 3-7 Year Treasury Bond Fund	30,000	3,682,200
iShares Barclays 7-10 Year Treasury Bond Fund	33,000	3,501,300
iShares Barclays Credit Bond Fund	20,000	2,245,600
iShares Barclays Intermediate Credit Bond Fund	76,000	8,418,520
iShares Barclays Short Treasury Bond Fund	16,000	1,763,680
iShares Barclays TIPS Bond Fund	11,000	1,328,580
iShares iBoxx $ High Yield Corporate Bond Fund	57,000	5,339,190
iShares iBoxx $ Investment Grade Corporate Bond Fund	25,000	2,985,500
iShares JPMorgan USD Emerging Markets Bond Fund	8,000	954,320
PIMCO Enhanced Short Maturity ETF	48,000	4,872,000
PowerShares Senior Loan Portfolio	200,000	5,028,000
Total Bond Funds (cost $49,351,850)		50,273,660

Equity Funds - 76.24%
Commodity Funds - 2.92%
iShares Gold Trust *	74,000	1,198,800
PowerShares DB Agriculture Fund *	51,000	1,423,410
PowerShares DB Base Metals Fund *	78,000	1,517,880
PowerShares DB Gold Fund *	49,000	2,791,530
		6,931,620
Emerging Markets - 8.92%
EGShares Emerging Markets Consumer ETF	26,000	699,660
iShares Core MSCI Emerging Markets ETF	20,000	1,041,600
iShares MSCI All Country Asia ex Japan Index Fund	78,000	4,716,660
iShares MSCI Emerging Markets Minimum Volatility Index Fund	41,000	2,495,670
iShares MSCI Emerging Markets Small Cap Index Fund	10,000	490,780
iShares MSCI Poland Investable Market Index Fund	45,000	1,279,800
iShares MSCI Singapore Index Fund	15,000	206,550
iShares MSCI Taiwan Index Fund	90,000	1,206,000
PowerShares Emerging Markets Infrastructure Portfolio	47,000	2,060,010
Vanguard FTSE Emerging Markets ETF	156,000	6,951,360
		21,148,090
International Equity - 6.99%
iShares MSCI All Country World Minimum Volatility Index Fund	63,000	3,654,630
iShares MSCI Australia Index Fund	77,000	2,011,240
iShares MSCI EAFE Minimum Volatility Index Fund	56,000	3,145,520
iShares MSCI EMU Index Fund	142,000	4,930,240
iShares MSCI Hong Kong Index Fund	12,000	243,480
iShares MSCI Italy Index Fund	83,000	1,178,600
iShares MSCI Japan Index Fund	76,000	757,720
iShares MSCI Netherlands Investable Market Index Fund	5,000	108,650
Vanguard MSCI Pacific ETF	10,000	550,200
		16,580,280

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Large Cap Blend - 9.88%
Guggenheim Russell Top 50 Mega Cap ETF	21,000	$ 2,253,300
iShares Morningstar Large Core Index Fund	62,000	5,403,300
iShares MSCI USA Minimum Volatility Index Fund	108,000	3,292,920
iShares S&P 100 Index Fund	161,000	10,886,820
PowerShares S&P 500 High Quality Portfolio	96,000	1,589,760
		23,426,100
Large Cap Growth - 13.92%
iShares Morningstar Large Growth Index Fund	128,000	10,091,520
iShares Russell 1000 Growth Index Fund	125,000	8,532,500
iShares S&P 500 Growth Index Fund	141,000	11,100,930
Vanguard Mega Cap 300 Growth ETF	57,000	3,288,900
		33,013,850
Large Cap Value - 7.89%
Guggenheim S&P 500 Pure Value ETF	21,000	778,890
iShares High Dividend Equity Fund	65,000	4,031,950
iShares Morningstar Large Value Index Fund	124,000	8,434,232
iShares Russell 1000 Value Index Fund	13,000	1,007,110
iShares S&P 500 Value Index Fund	26,000	1,838,720
PowerShares S&P 500 Low Volatility Portfolio	67,000	1,939,650
Vanguard Mega Cap 300 Value ETF	15,000	680,250
		18,710,802
Mid Cap Growth - 0.74%
iShares Morningstar Mid Growth Index Fund	6,000	685,260
iShares Russell Midcap Growth Index Fund	16,000	1,066,560
		1,751,820
Mid Cap Value - 0.95%
iShares Dow Jones International Select Dividend Index Fund	40,000	1,397,600
iShares Russell Midcap Value Index Fund	16,000	863,840
		2,261,440
Small Cap Growth - 0.13%
iShares Russell 2000 Growth Index Fund	3,000	304,920

Small Cap Value - 0.23%
iShares Russell 2000 Value Index Fund	7,000	560,070

Specialty - 23.67%
iPATH S&P 500 VIX Mid-Term Futures ETN *	47,000	1,074,420
iShares Dow Jones US Financial Sector Index Fund	25,000	1,613,500
iShares Dow Jones US Healthcare Providers Index Fund	25,000	1,814,750
iShares Dow Jones US Healthcare Sector Index Fund	79,000	7,091,830
iShares Dow Jones US Medical Devices Index Fund	19,000	1,409,990
iShares Dow Jones US Telecommunications Sector Index Fund	351,000	8,764,470
iShares Dow Jones US Utilities Sector Index Fund	18,000	1,633,500
iShares S&P Global Energy Sector Index Fund	37,000	1,492,950
iShares S&P Global Healthcare Sector Index Fund	61,000	4,215,100
AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Specialty - 23.67% (Continued)
iShares S&P Global Industrials Sector Index Fund	8,000	$ 459,600
iShares S&P Global Infrastructure Index Fund	31,000	1,133,050
iShares S&P Global Technology Sector Index Fund	51,000	3,475,650
iShares S&P Global Telecommunications Sector Index Fund	64,000	3,793,280
iShares S&P North American Technology Sector Index Fund	20,000	1,406,000
iShares S&P North American Technology-Multimedia Networking Index Fund	92,000	2,737,920
iShares S&P North American Technology-Software Index Fund	37,000	2,469,010
Market Vectors Gold Miners ETF	43,000	1,789,660
PowerShares DB US Dollar Index Bullish Fund *	179,000	3,869,980
PowerShares Global Listed Private Equity Portfolio	96,000	1,042,560
PowerShares S&P SmallCap Information Technology Portfolio	37,000	1,199,910
SPDR S&P Capital Markets ETF	18,000	682,920
SPDR S&P Insurance ETF	26,000	1,240,975
SPDR S&P Regional Banking ETF	46,000	1,372,180
SPDR Utilities Select Sector Fund	10,000	365,800
		56,149,005

Total Equity Funds (cost $163,919,757)		180,837,997

Money Market Funds - 2.68%
Federated Prime Cash Obligations Fund	6,360,912	6,360,912
Total Money Market Funds (cost $6,360,912)		6,360,912

Total Investments (cost $219,632,519) - 100.12% (a)		$ 237,472,569
Other Assets Less Liabilities - Net - (0.12)%		(293,763)
NET ASSETS - 100.00%		$ 237,178,806

*Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$219,708,603 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 18,952,193
Unrealized depreciation:		(1,188,227)
Net unrealized appreciation:		$ 17,763,966

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund
January 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 1.44%
Miscellaneous Manufacturing - 0.54%
General Electric Co. +	21,000	$ 467,880

Oil & Gas - 0.90%
ConocoPhillips	5,500	319,000
Exxon Mobil Corp. +	5,000	449,850
		768,850

Total Common Stock (cost $1,058,832)		1,236,730

Bond Funds - 2.18%
iShares iBoxx $ High Yield Corporate Bond Fund	20,000	1,873,400
Total Bond Funds (cost $1,770,150)		1,873,400

Equity Funds - 95.42%
Emerging Markets - 4.73%
iShares FTSE China 25 Index Fund +	42,000	1,741,740
iShares MSCI EAFE Index Fund	13,000	766,740
iShares MSCI Emerging Markets Index Fund +	35,000	1,547,700
		4,056,180
International Equity - 1.84%
iShares MSCI Germany Index Fund +	61,300	1,576,023

Large Cap Blend - 37.97%
iShares Core S&P 500 ETF +	86,000	12,939,560
SPDR S&P 500 ETF Trust +	131,000	19,610,700
		32,550,260
Large Cap Growth - 1.48%
Powershares QQQ Trust Series 1 +	19,000	1,270,910

Mid Cap Blend - 1.67%
SPDR S&P MidCap 400 ETF Trust +	7,200	1,431,792

Small Cap Blend - 3.56%
iShares Russell 2000 Index Fund +	34,000	3,047,080

Specialty - 44.17%
Alerian MLP ETF	100,000	1,729,000
iShares Dow Jones US Real Estate Index Fund +	38,000	2,556,260
ProShares Short Dow30 * +	131,600	4,270,420
ProShares Short Russell2000 *	119,000	2,712,010
ProShares Short S&P500 * +	650,000	21,001,500
SPDR Energy Select Sector Fund +	15,500	1,198,925
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Specialty - 45.65% (Continued)
SPDR S&P Bank ETF	36,000	$ 917,280
SPDR S&P Biotech ETF	9,400	893,846
SPDR S&P Metals & Mining ETF +	29,000	1,272,230
SPDR Technology Select Sector Fund +	44,500	1,308,300
		37,859,771

Total Equity Funds (cost $80,926,733)		81,792,016

Money Market Funds - 1.12%
Federated Prime Cash Obligations Fund	957,829	957,829
Total Money Market Funds (cost $957,829)		957,829

Total Investments (cost $84,713,544) - 100.16% (a)		$ 85,859,975
Other Assets Less Liabilities - Net - (0.16)%		(138,835)
NET ASSETS - 100.00%		$ 85,721,140

* Non-income producing security.
+ Subject to written options.
The market value of securities held to cover written call options at January 31, 2013 was $41,864,124.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written *
Exxon Mobil Corp. Call	40	$ 800
February 2013, Exercise Price $92.50
General Electric Co. Call	100	600
February 2013, Exercise Price $23
iShares Core S&P 500 ETF Call	100	7,500
February 2013, Exercise Price $152
iShares Core S&P 500 ETF Call	250	8,750
February 2013, Exercise Price $153
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
January 31, 2013 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
iShares Core S&P 500 ETF Call	350	$ 5,250
February 2013, Exercise Price $154
iShares Dow Jones US Real Estate Index Fund Call	75	1,875
February 2013, Exercise Price $68
iShares Dow Jones US Real Estate Index Fund Call	250	1,500
February 2013, Exercise Price $69
iShares FTSE China 25 Index Fund Call	175	700
February 2013, Exercise Price $44
iShares MSCI Emerging Markets Index Fund Call	50	100
February 2013, Exercise Price $46.50
iShares MSCI Emerging Markets Index Fund Call	100	100
February 2013, Exercise Price $47
iShares MSCI Emerging Markets Index Fund Call	200	600
February 2013, Exercise Price $47.50
iShares MSCI Germany Index Fund Call	150	3,000
February 2013, Exercise Price $26
iShares Russell 2000 Index Fund Call	70	3,220
February 2013, Exercise Price $91
iShares Russell 2000 Index Fund Call	125	2,750
February 2013, Exercise Price $92
Powershares QQQ Trust Series 1 Call	50	450
February 2013, Exercise Price $69
Powershares QQQ Trust Series 1 Call	65	195
February 2013, Exercise Price $70
Powershares QQQ Trust Series 1 Call	50	100
February 2013, Exercise Price $71
ProShares Short Dow30 Call	250	1,750
February 2013, Exercise Price $33
ProShares Short S&P500 Call	2,500	12,500
February 2013, Exercise Price $33
SPDR Energy Select Sector Fund Call	75	5,100
February 2013, Exercise Price $78
SPDR Energy Select Sector Fund Call	50	1,900
March 2013, Exercise Price $81
SPDR S&P 500 ETF Trust Call	100	8,500
February 2013, Exercise Price $151
SPDR S&P 500 ETF Trust Call	200	10,600
February 2013, Exercise Price $152
SPDR S&P 500 ETF Trust Call	200	4,800
February 2013, Exercise Price $153
SPDR S&P 500 ETF Trust Call	300	4,200
February 2013, Exercise Price $154
SPDR S&P Metals & Mining ETF Call	40	120
February 2013, Exercise Price $48
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
January 31, 2013 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P Metals & Mining ETF Call	50	$ 100
February 2013, Exercise Price $49
SPDR S&P Metals & Mining ETF Call	100	100
February 2013, Exercise Price $51
SPDR S&P MidCap 400 ETF Trust Call	22	3,190
February 2013, Exercise Price $200
SPDR S&P MidCap 400 ETF Trust Call	25	2,500
March 2013, Exercise Price $205
SPDR Technology Select Sector Fund Call	100	900
February 2013, Exercise Price $30
Total Call Options Written (Proceeds $85,728)		$ 93,750

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$87,957,045 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 4,733,394
	Unrealized depreciation:	(6,830,464)
	Net unrealized depreciation:	$ (2,097,070)

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund
January 31, 2013 (Unaudited)
	Shares	Value
Bond Funds - 67.75%
Guggenheim BulletShares 2014 Corporate Bond ETF	205,775	$ 4,389,181
iShares Barclays 1-3 Year Credit Bond Fund	3,725	393,360
iShares Barclays 1-3 Year Treasury Bond Fund	5,900	498,137
iShares Barclays Agency Bond Fund	3,275	369,977
iShares Barclays Credit Bond Fund	32,925	3,696,819
iShares Barclays Intermediate Credit Bond Fund	99,055	10,972,322
iShares Barclays MBS Bond Fund	5,475	590,205
iShares Core Total US Bond Market ETF	84,726	9,352,903
iShares Emerging Markets Local Currency Bond Fund	52,025	2,805,188
iShares Floating Rate Note Fund	28,575	1,446,752
iShares iBoxx $ High Yield Corporate Bond Fund	155,730	14,587,229
iShares iBoxx $ Investment Grade Corporate Bond Fund	36,725	4,385,700
iShares S&P National Municipal Bond Fund	22,300	2,487,342
iShares S&P Short Term National AMT-Free Municipal Bond Fund	16,350	1,741,767
iShares S&P US Preferred Stock Index Fund	111,225	4,465,684
Market Vectors Preferred Securities ex Financials ETF	35,000	723,100
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	16,475	1,714,224
PIMCO Enhanced Short Maturity ETF	62,465	6,340,197
PowerShares Financial Preferred Portfolio	280,475	5,166,350
SPDR Barclays Intermediate Term Corporate Bond ETF	25,800	891,390
SPDR Barclays Mortgage Backed Bond ETF	9,675	262,289
SPDR Barclays Short Term High Yield Bond ETF	156,375	4,810,095
SPDR DB International Government Inflation-Protected Bond ETF	73,150	4,646,488
Vanguard Intermediate-Term Corporate Bond ETF	20,300	1,762,852
Vanguard Short-Term Corporate Bond ETF	7,075	567,203
Vanguard Total Bond Market ETF	112,185	9,361,838
Total Bond Funds (cost $95,880,613)		98,428,592
	Principal ($)
Corporate Bonds - 9.53%
Bank of America Corp., 5.42%, due 3/15/17	$ 1,000,000	1,093,639
Electricite de France SA, 6.50%, due 1/26/19 *	1,000,000	1,219,975
Enogex, LLC, 6.25%, due 3/15/20 *	1,255,000	1,412,912
Israel Electric Corp Ltd., 7.25%, due 1/15/19 *	1,000,000	1,125,000
Israel Electric Corp Ltd., zero coupon, due 1/17/18 *	1,100,000	959,750
President and Fellows of Harvard College, 6.30% due 10/1/37	1,900,000	2,192,167
Prudential Insurance Co. of America, 8.30%, due 7/1/25 *	1,200,000	1,631,881
Safeway, Inc., 5.00%, due 8/15/19	2,000,000	2,145,700
Wells Fargo & Co., zero coupon, due 3/4/13	2,000,000	2,067,114
Total Corporate Bonds (cost $13,106,482)		13,848,138
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
January 31, 2013 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 19.82%
Fannie Mae Benchmark, 4.00%, due 6/25/21	$ 81,013	$ 81,610
Federal Home Loan Bank, 2.90%, due 4/20/17	361,801	375,657
FGLMC, 4.50%, due 2/1/41	698,858	747,731
FGLMC, 5.50%, due 6/1/34	667,334	726,333
FGLMC, 6.00%, due 5/1/37	407,705	445,519
FGLMC, 6.50%, due 9/1/38	136,532	155,153
FGLMC, 6.50%, due 3/1/39	158,804	180,366
FGLMC, 6.50%, due 4/1/39	637,605	724,177
FNCL, 3.50%, due 12/1/30	611,534	648,605
FNCL, 3.50%, due 7/1/32	941,505	1,000,050
FNCL, 4.00%, due 2/1/40	581,703	618,498
FNCL, 4.00%, due 10/1/40	590,080	627,690
FNCL, 4.00%, due 6/1/41	778,157	827,865
FNCL, 4.00%, due 9/1/41	1,306,245	1,390,095
FNCL, 4.00%, due 12/1/41	719,890	766,101
FNCL, 5.00%, due 10/1/39	56,966	61,504
FNCL, 5.00%, due 11/1/39	707,741	764,120
FNCL, 5.00%, due 2/1/40	1,233,908	1,338,371
FNCL, 5.50%, due 12/1/39	564,823	612,906
FNCL, 5.50%, due 4/1/40	708,967	776,410
FNCL, 6.00%, due 12/1/35	892,181	982,490
FNCL, 6.00%, due 12/1/38	386,135	421,661
FNCL, 6.50%, due 7/1/37	50,143	59,168
FNCL, 6.50%, due 12/1/37	29,451	34,752
FNCL, 6.50%, due 10/1/39	153,793	174,735
FNMA, 2.00%, due 8/28/20	1,000,000	1,005,490
Freddie Mac, 2.00%, due 3/12/20	1,000,000	1,002,152
Freddie Mac, 5.40%, due 3/17/21	750,000	855,600
GNMA, 3.50%, due 7/16/39	506,026	539,454
GNMA, 4.00%, due 2/20/39	811,059	860,125
United States Treasury Note, 2.125%, due 11/30/14	1,475,000	1,525,126
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,069,375
United States Treasury Note, 4.00%, due 2/15/15	1,000,000	1,075,312
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,086,562
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,902,148
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,160,078
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,177,891
Total U.S. Government and Agency Obligations (cost $27,661,390)		28,800,880
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Money Market Funds - 4.89%
Federated Prime Cash Obligations Fund	7,110,781	$ 7,110,781
Total Money Market Funds (cost $7,110,781)		7,110,781

Total Investments (cost $143,759,266) - 101.99% (a)		$ 148,188,391
Other Assets Less Liabilities - Net - (1.99)%		(2,895,766)
NET ASSETS - 100.00%		$ 145,292,625

* 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$143,761,819 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 4,594,751
Unrealized depreciation:		(168,179)
Net unrealized appreciation:		$ 4,426,572

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
January 31, 2013 (Unaudited)
	Shares	Value
Bond Funds - 4.37%
iPath US Treasury Steepener ETN *	5,000	$ 183,390
iShares S&P US Preferred Stock Index Fund	85,000	3,412,750
Total Bond Funds (cost $3,595,443)		3,596,140

Equity Funds - 94.95%
Commodity Funds - 4.13%
PowerShares DB Gold Fund *	42,500	2,421,225
PowerShares DB Precious Metals Fund *	17,000	971,890
		3,393,115
Emerging Markets - 9.41%
EGShares Emerging Markets Consumer ETF	92,500	2,489,175
EGShares India Infrastructure ETF	53,000	781,750
Guggenheim Frontier Markets ETF	20,000	408,600
Market Vectors Africa Index ETF	10,000	308,110
PowerShares Emerging Markets Infrastructure Portfolio	45,000	1,972,350
Vanguard FTSE Emerging Markets ETF	40,000	1,782,400
		7,742,385
International Equity - 2.28%
iShares MSCI Pacific ex-Japan Index Fund	15,000	731,850
Market Vectors Russia Small-Cap ETF	13,000	206,570
Vanguard FTSE All-World ex-US ETF	20,000	937,200
		1,875,620
Large Cap Blend - 14.96%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	10,000	1,858,884
Guggenheim S&P 500 Equal Weight ETF	83,000	4,713,570
Market Vectors Wide Moat ETF	130,000	3,027,700
PowerShares S&P 500 BuyWrite Portfolio	90,000	1,805,400
SPDR S&P 500 ETF Trust	6,000	898,200
		12,303,754
Large Cap Growth - 2.56%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	47,000	1,235,630
First Trust US IPO Index Fund	26,000	867,880
		2,103,510
Large Cap Value - 6.18%
iShares Dow Jones International Select Dividend Index Fund	80,000	2,795,200
iShares High Dividend Equity Fund	14,000	868,420
iShares NYSE 100 Index Fund	20,000	1,417,200
		5,080,820
Mid Cap Blend - 5.10%
Guggenheim Spin-Off ETF	55,000	1,720,400
iShares Core S&P Mid-Cap ETF	20,000	2,183,200
TrimTabs Float Shrink ETF	8,000	290,640
		4,194,240
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value

Mid Cap Value - 0.95%
iShares Dow Jones Select Dividend Index Fund	13,000	$ 781,300

Small Cap Blend - 3.75%
Guggenheim Russell 2000 Equal Weight ETF	9,000	310,590
iShares Russell 2000 Index Fund	23,000	2,061,260
PowerShares DWA SmallCap Technical Leaders Portfolio	13,000	372,320
PowerShares Fundamental Pure Small Core Portfolio	13,000	341,120
		3,085,290
Specialty - 45.63%
AlphaClone Alternative Alpha ETF	5,000	147,000
Barclays ETN+ Shiller CAPE™ ETN	2,000	106,520
First Trust Dow Jones Internet Index Fund	36,000	1,528,200
First Trust NASDAQ Global Auto Index Fund	6,000	181,440
Guggenheim Airline ETF	12,000	451,080
Guggenheim China Real Estate ETF	40,000	954,800
Guggenheim Shipping ETF	42,000	725,474
Guggenheim Solar ETF	30,000	537,600
Guggenheim Timber ETF	77,000	1,666,280
iShares Dow Jones US Insurance Index Fund	64,000	2,284,416
iShares Dow Jones US Medical Devices Index Fund	20,000	1,484,200
iShares MSCI Global Agriculture Producers Fund	10,000	283,920
iShares PHLX SOX Semiconductor Sector Index Fund	61,000	3,415,390
iShares S&P Global Nuclear Energy Index Fund	7,000	226,870
Market Vectors Coal ETF	32,000	803,520
Market Vectors Gaming ETF	17,000	661,640
Market Vectors Gold Miners ETF	10,000	416,200
Market Vectors Junior Gold Miners ETF	36,000	680,400
PowerShares DB G10 Currency Harvest Fund	105,000	2,795,100
Powershares Dynamic Food & Beverage Portfolio	100,000	2,115,000
Powershares Dynamic Leisure & Entertainment Portfolio	45,000	1,104,300
Powershares Dynamic Pharmaceuticals Portfolio	100,000	3,710,000
PowerShares Global Listed Private Equity Portfolio	245,000	2,660,700
ProShares Credit Suisse 130/30	30,000	2,079,300
PS S&P 500 Downside Hedged Portfolio	4,000	102,507
SPDR Energy Select Sector Fund	10,000	773,500
SPDR Materials Select Sector Fund	39,000	1,521,780
SPDR S&P Metals & Mining ETF	15,000	658,050
SPDR S&P Oil & Gas Equipment & Services ETF	29,000	1,113,890
SPDR Utilities Select Sector Fund	64,000	2,341,120
		37,530,197

Total Equity Funds (cost $75,678,402)		78,090,231

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Money Market Funds - 0.68%
Federated Prime Cash Obligations Fund	555,505	$ 555,505
Total Money Market Funds (cost $555,505)		555,505

Total Investments (cost $79,829,350) - 100.00% (a)		$ 82,241,876
Other Assets Less Liabilities - Net - (0.00)%		2,118
NET ASSETS - 100.00%		$ 82,243,994

*Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is

$79,951,489 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 2,618,404
Unrealized depreciation:		(328,017)
Net unrealized appreciation:		$ 2,290,387

AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund
January 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 38.15%
Aerospace/Defense - 1.29%
L-3 Communications Holdings, Inc.	1,759	$ 133,543
Lockheed Martin Corp.	1,763	153,152
Northrop Grumman Corp.	2,099	136,519
Raytheon Co.	2,501	131,753
		554,967
Agriculture - 1.13%
Altria Group, Inc.	5,372	180,929
Philip Morris International, Inc.	1,600	141,056
Reynolds American, Inc.	3,773	165,937
		487,922
Beverages - 1.55%
Brown-Forman Corp.	2,021	130,759
Coca-Cola Co. (The)	4,937	183,854
Dr. Pepper Snapple Group, Inc.	3,205	144,449
PepsiCo, Inc.	2,875	209,444
		668,506
Chemicals - 0.31%
Ecolab, Inc.	1,827	132,275

Commercial Services - 0.70%
Automatic Data Processing, Inc.	2,652	157,237
Paychex, Inc.	4,498	146,770
		304,007
Computers - 0.33%
International Business Machines Corp.	703	142,758

Cosmetics/Personal Care - 0.86%
Colgate-Palmolive Co.	1,672	179,523
Procter & Gamble Co. (The)	2,569	193,086
		372,609
Electric - 10.04%
Ameren Corp.	5,209	168,980
American Electric Power Co., Inc.	4,040	182,972
CMS Energy Corp.	7,079	181,930
Consolidated Edison, Inc.	3,613	205,507
Dominion Resources, Inc.	3,862	208,973
DTE Energy Co.	2,955	187,081
Duke Energy Corp.	3,011	206,976
Edison International	3,750	180,712
Entergy Corp.	2,754	177,908
Exelon Corp.	4,952	155,691
FirstEnergy Corp.	3,432	138,962
Integrys Energy Group, Inc.	2,898	158,492
NextEra Energy, Inc.	2,694	194,103
Northeast Utilities	3,965	161,494
AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Electric - 10.04% (Continued)
Pepco Holdings, Inc.	8,891	$ 173,552
PG&E Corp.	3,939	167,959
Pinnacle West Capital Corp.	3,432	183,200
PPL Corp.	6,251	189,343
Public Service Enterprise Group, Inc.	4,851	151,254
SCANA Corp.	4,000	187,240
Southern Co. (The)	5,051	223,406
TECO Energy, Inc.	9,016	160,214
Wisconsin Energy Corp.	5,036	198,569
Xcel Energy, Inc.	6,761	187,820
		4,332,338
Environmental Control - 0.37%
Waste Management, Inc.	4,373	159,090

Food - 4.96%
Campbell Soup Co.	4,755	174,556
ConAgra Foods, Inc.	5,747	187,869
General Mills, Inc.	5,149	215,949
Hershey Co. (The)	2,444	194,176
HJ Heinz Co.	3,194	193,652
Hormel Foods Corp.	5,572	192,847
JM Smucker Co. (The)	1,611	142,783
Kellogg Co.	2,814	164,619
Kroger Co. (The)	5,319	147,336
McCormick & Co., Inc.	2,865	178,633
Mondelez International, Inc. - Cl. A	6,171	171,492
Sysco Corp.	5,528	175,624
		2,139,536
Gas - 1.48%
AGL Resources, Inc.	3,897	162,895
CenterPoint Energy, Inc.	6,924	141,526
NiSource, Inc.	5,705	154,206
Sempra Energy	2,373	178,094
		636,721
Healthcare-Products - 0.74%
Becton Dickinson and Co.	2,089	175,560
CR Bard, Inc.	1,388	141,673
		317,233
Household Products/Wares - 1.05%
Clorox Co. (The)	2,966	232,564
Kimberly-Clark Corp.	2,459	220,105
		452,669
AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Insurance - 2.71%
Aon PLC	2,350	$ 135,689
Berkshire Hathaway, Inc. *	1,763	170,888
Chubb Corp. (The)	1,910	153,392
Cincinnati Financial Corp.	3,289	139,585
Loews Corp.	3,091	134,057
Marsh & McLennan Cos, Inc.	3,829	135,853
Torchmark Corp.	2,611	145,459
Travelers Cos, Inc. (The)	1,944	152,526
		1,167,449
Miscellaneous Manufacturer - 0.35%
3M Co.	1,524	153,238

Oil & Gas - 0.34%
Exxon Mobil Corp.	1,604	144,312

Packaging & Containers - 0.65%
Ball Corp.	2,933	130,577
Bemis Co., Inc.	4,157	148,322
		278,899
Pharmaceuticals - 3.67%
Abbott Laboratories	5,010	169,739
Allergan, Inc.	1,412	148,274
AmerisourceBergen Corp.	3,273	148,496
Bristol-Myers Squibb Co.	4,064	146,873
Eli Lilly & Co.	2,674	143,567
Forest Laboratories, Inc. *	3,953	143,494
Johnson & Johnson	2,933	216,807
McKesson Corp.	1,412	148,585
Merck & Co., Inc.	3,295	142,509
Pfizer, Inc.	6,420	175,138
		1,583,482
Pipelines - 0.67%
ONEOK, Inc.	2,966	139,432
Spectra Energy Corp.	5,368	149,123
		288,555
REITS - 1.35%
Health Care REIT, Inc.	2,239	140,699
Plum Creek Timber Co., Inc.	3,182	153,309
Public Storage	968	149,004
Simon Property Group, Inc.	874	139,997
		583,009
AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Retail - 1.79%
AutoZone, Inc. *	341	$ 126,068
Costco Wholesale Corp.	1,611	164,870
McDonald's Corp.	1,963	187,054
Target Corp.	2,444	147,642
Wal-Mart Stores, Inc.	2,099	146,825
		772,459
Software - 0.33%
Fiserv, Inc. *	1,786	143,434

Telecommunications - 1.11%
AT&T, Inc.	4,948	172,141
CenturyLink, Inc.	3,454	139,714
Verizon Communications, Inc.	3,841	167,506
		479,361
Transportation - 0.37%
United Parcel Service, Inc. - Cl. B	2,035	161,355

Total Common Stock (cost $15,808,296)		16,456,184

Bond Funds - 1.23%
SPDR Barclays Short Term High Yield Bond ETF	6,875	211,475
Vanguard Total Bond Market ETF	3,825	319,196
Total Bond Funds (cost $531,661)		530,671

Equity Funds - 46.64%
Emerging Markets - 3.00%
iShares MSCI Emerging Markets Index Fund	28,350	1,253,637
Vanguard MSCI Emerging Markets Index Fund	890	39,658
		1,293,295
International Equity - 3.64%
iShares MSCI EAFE Index Fund	26,625	1,570,342

Large Cap Blend - 12.52%
PowerShares S&P 500 Low Volatility Portfolio	186,550	5,400,622

Large Cap Growth - 10.64%
iShares Russell 1000 Growth Index Fund	18,425	1,257,691
iShares S&P 500 Growth Index Fund	24,100	1,897,393
Vanguard Growth ETF	19,350	1,437,899
		4,592,983
Large Cap Value - 10.66%
iShares Russell 1000 Value Index Fund	20,175	1,562,957
iShares S&P 500 Value Index Fund	16,050	1,135,056
Vanguard Value ETF	30,375	1,899,653
		4,597,666
AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Continued)
January 31, 2013 (Unaudited)
	Shares	Value
Mid Cap Blend - 3.73%
iShares Russell Midcap Index Fund	4,605	$ 556,560
SPDR S&P MidCap 400 ETF Trust	1,600	318,176
Vanguard Mid-Cap ETF	8,370	735,890
		1,610,626
Small Cap Blend - 2.45%
iShares Russell 2000 Index Fund	8,285	742,502
Vanguard Small-Cap ETF	3,640	313,186
		1,055,688

Total Equity Funds (cost $19,787,333)		20,121,222
	Principal ($)
U.S. Government and Agency Obligations - 13.90%
United States Treasury Bond, zero coupon due 2/21/13	$ 2,000,000	1,999,936
United States Treasury Bond, zero coupon due 6/27/13	4,000,000	3,998,459
Total U.S. Government and Agency Obligations (cost $5,998,395)		5,998,395
	Shares
Money Market Funds - 18.11%
Federated Prime Cash Obligations Fund	7,814,369	7,814,369
Total Money Market Funds (cost $7,814,369)		7,814,369

Total Investments (cost $49,940,054) - 118.03% (a)		$ 50,920,841
Other Assets Less Liabilities - Net - (18.03)%		(7,779,407)
NET ASSETS - 100.00%		$ 43,141,434

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$50,065,278 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 937,848
Unrealized depreciation:		(82,285)
Net unrealized appreciation:		$ 855,563

AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
January 31, 2013 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
January 31, 2013 (Unaudited)

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's assets and liabilities carried at fair value:

Amerigo
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,907,900	$ -	$ -	$ 2,907,900
Bond Funds	12,687,500	-	-	12,687,500
Equity Funds	472,693,558	-	-	472,693,558
Money Market Funds	10,739,855	-	-	10,739,855
Total	$ 499,028,813	$ -	$ -	$ 499,028,813
AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
January 31, 2013 (Unaudited)
Clermont
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,453,950	$ -	$ -	$ 1,453,950
Bond Funds	121,774,490	-	-	121,774,490
Equity Funds	149,298,740	-	-	149,298,740
Corporate Bonds	-	3,033,001	-	3,033,001
Money Market Funds	13,205,845	-	-	13,205,845
Total	$ 285,733,025	$ 3,033,001	$ -	$ 288,766,026
Select Allocation
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,269,750	$ -	$ -	$ 7,269,750
Bond Funds	30,555,930	-	-	30,555,930
Equity Funds	178,369,288	-	-	178,369,288
Corporate Bonds	-	12,633,493	-	12,633,493
Money Market Funds	10,371,716	-	-	10,371,716
Total	$ 226,566,684	$ 12,633,493	$ -	$ 239,200,177
Descartes
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 16,186,700	$ -	$ -	$ 16,186,700
Equity Funds	149,590,184	-	-	149,590,184
Money Market Funds	3,604,566	-	-	3,604,566
Total	$ 169,381,450	$ -	$ -	$ 169,381,450
Liahona
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 50,273,660	$ -	$ -	$ 50,273,660
Equity Funds	180,837,997	-	-	180,837,997
Money Market Funds	6,360,912	-	-	6,360,912
Total	$ 237,472,569	$ -	$ -	$ 237,472,569
Enhanced Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,236,730	$ -	$ -	$ 1,236,730
Bond Funds	1,873,400	-	-	1,873,400
Equity Funds	81,792,016	-	-	81,792,016
Money Market Funds	957,829	-	-	957,829
Total	$ 85,859,975	$ -	$ -	$ 85,859,975

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 93,150	$ 600	$ -	$ 93,750
Total	$ 93,150	$ -	$ -	$ 93,750
AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
January 31, 2013 (Unaudited)
Flexible Income
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 98,428,592	$ -	$ -	$ 98,428,592
Corporate Bonds	-	13,848,138	-	13,848,138
U.S. Government & Agency Obligations	-	28,800,880	-	28,800,880
Money Market Funds	7,110,781	-	-	7,110,781
Total	$ 105,539,373	$ 42,649,018	$ -	$ 148,188,391
Select Appreciation
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 3,596,140	$ -	$ -	$ 3,596,140
Equity Funds	78,090,231	-	-	78,090,231
Money Market Funds	555,505	-	-	555,505
Total	$ 82,241,876	$ -	$ -	$ 82,241,876
Shelter
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,456,184	$ -	$ -	$ 16,456,184
Bond Funds	530,671	-	-	530,671
Equity Funds	20,121,222	-	-	20,121,222
U.S. Government & Agency Obligations	-	5,998,395	-	5,998,395
Money Market Funds	7,814,369	-	-	7,814,369
Total	$ 44,922,446	$ 5,998,395	$ -	$ 50,920,841
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of
Level 1 & Level 2 during the period. It is the fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

_/s/ Todd Clarke

       Todd Clarke, President

Date

4/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Todd Clarke

        Todd Clarke, President

Date

4/1/13

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

4/1/13